Post-Employee Benefit Obligations (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Defined Benefit Plans [Abstract]
Summary of Extraordinary Bonus

There is an agreement to give employees (“subject to the collective bargaining agreement”) an extraordinary bonus for years of service upon completion of the equivalent of five years of actual work based on the following:

Years of Service	Benefit
For completing 5, 10 and 15 years	1 basic monthly remuneration
For completing 20 years	1 ½ basic monthly remuneration
For completing 25, 30, 35 & 40 years	2 ½ basic monthly remunerations

Summary of Post-Employment Obligations Associated with Defined Benefits Plan and Related Plan Assets
a)	The post-employment obligations associated with defined benefits plans and the related plan assets as of December 31, 2020 and 2019:

General ledger accounts:

	Balance as of
	12-31-2020	12-31-2019
	ThUS$	ThUS$
Post-employment obligations	3,706,545	4,876,960
(-) Plan assets (*)	(2,097,081)	(3,090,862)
Total	1,609,464	1,786,098
Amount not recognized due to limit on Plan Assets Ceiling (**)	14,753	49,780
Minimum funding required (IFRIC 14) (***)	—	484
Total Post-Employment Obligations, Net (i)	1,624,217	1,836,362

(*)    Plan assets to fund defined benefit plans only in our Brazilian subsidiaries (Enel Distribución Rio S.A., Enel Distribución Ceará S.A., Enel Distribución Sao Paulo S.A. and Enel Distribución Goiás).

(**)  In Enel Distribución Ceará S.A., certain pension plans currently have an actuarial surplus amounting to ThUS$14,753 as of December 31, 2020 (ThUS$49,780 as of December 31, 2019), which actuarial surplus was not recognized as an asset in accordance with IFRIC 14 - The Limit on a Defined Benefit Asset, Minimum Funding Requirements and their Interaction, because the Complementary Social Security (SPC) regulations - CGPC Resolution No. 26/2008 states that the surplus can only be used by the sponsor if the contingency reserve on the balance sheet of Faelce (an institution providing pension funds exclusively to employees and retired employees of Enel Distribución Ceará S.A.)  is at the maximum percentage (25% of reserves). This ensures the financial stability of the plan based on the volatility of these obligations. If the surplus exceeds this limit, it may be used by the sponsor to reduce future contributions or be reimbursed to the sponsor.

(***) In Enel Distribución Rio S.A. has been recognized in accordance with the provisions of IFRIC 14 - The Limit on a Defined Benefit Asset, Minimum Funding Requirements and their Interaction an additional liability as of December 31, 2019 has been registered ThUS$484.  This corresponds to actuarial debt contracts that the company signed with Brasiletros (an institution providing pension funds exclusively to employees and retired employees of Enel Distribución Rio S.A.). This was done to equalize deficits on certain pension plans, since the sponsor assumes responsibility for these plans, in accordance with current legislation.

Summary of Reconciliation of Post-Employment Obligations, Net

Reconciliation with general ledger accounts:

	Balance as of
	12-31-2020	12-31-2019
	ThUS$	ThUS$
Long-term post-employment obligations	1,624,217	1,836,362
Pension plans	1,489,472	1,683,668
Health plans	106,242	123,534
Other plans	28,503	29,160
Total Post-Employment Obligations, Net	1,624,217	1,836,362

Summary of Defined Benefit Plans Expense Recognized in Statements of Comprehensive Income

The following amounts were recognized in the consolidated statement of comprehensive income for the years ended December 31, 2020, 2019 and 2018:

	12-31-2020	12-31-2019	12-31-2018
Expense Recognized in Comprehensive Income	ThUS$	ThUS$	ThUS$
Current service cost for defined benefits plan	6,278	11,255	6,384
Interest cost for defined benefits plan	276,103	357,751	269,331
Interest income from the plan assets	(174,136)	(251,095)	(190,284)
Past Service Costs	(18,949)	(8,643)	(850)
Defined benefit plan obligation reductions	(69,859)	—	—
Interest cost on asset ceiling components	2,936	2,016	4,373
Total expenses recognized in Profit or Loss	22,373	111,284	88,954
(Gains) losses from remeasurement of defined benefit plans	476,805	576,143	177,527
Total expense recognized in Comprehensive Income	499,178	687,427	266,481

Summary of Presentation of Net Actuarial Liabilities

The rollforward of net actuarial liabilities as of December 31, 2020 and 2019, are as follows:

Net Actuarial Liability	ThUS$
Balance as of January 1, 2019	1,343,507
Net interest cost	108,672
Service cost	11,255
Benefits paid	(12,668)
Contributions paid	(121,088)
Actuarial (gains) losses from changes in financial assumptions	678,722
Actuarial (gains) losses from changes in experience adjustments	144,140
Return on plan assets, excluding interest	(268,916)
Changes in the asset limit	27,679
Minimum finding required (IFRIC 14)	(5,483)
Past service credit defined benefit plan obligations	(8,643)
Transfer of employees	(153)
Foreign currency translation differences	(60,662)
Balance as of December 31, 2019	1,836,362
Net interest cost	104,903
Service cost	6,278
Benefits paid	(10,602)
Contributions paid	(133,195)
Actuarial (gains) losses from changes in financial assumptions	33,096
Actuarial (gains) losses from changes in experience adjustments	568,564
Return on plan assets, excluding interest	(97,592)
Changes in the asset limit	(26,886)
Minimum finding required (IFRIC 14)	(377)
Past service credit defined benefit plan obligations (*)	(18,949)
Foreign currency translation differences	226
Transfer to Financial Debt (*)	(390,993)
Defined benefit plan obligation reductions (*)	(176,759)
Defined benefit plan obligation reductions (*)	(69,859)
Balance as of December 31, 2020	1,624,217

Summary of Balance and Changes in Post-employment Defined Benefit Obligations

The balance and changes in post-employment defined benefit obligations as of December 31, 2020 and 2019 are as follows:

Actuarial Value of Post-employment Obligations	ThUS$
Balance as of January 1, 2019	4,235,466
Current service cost	11,255
Interest cost	357,751
Contributions from plan participants	2,295
Foreign currency translation	(171,481)
Contributions paid	(372,392)
Defined benefit plan obligations from business combinations	(8,643)
Transfer of employees	(153)
Actuarial (gains) losses from changes in financial assumptions (*)	678,722
Actuarial (gains) losses from changes in experience adjustments (*)	144,140
Balance as of December 31, 2019	4,876,960
Current service cost	6,278
Interest cost	276,103
Contributions from plan participants	778
Foreign currency translation	(1,075,063)
Contributions paid	(294,910)
Past service credit defined benefit plan obligations	(18,949)
Transfer of employees	226
Actuarial (gains) losses from changes in financial assumptions (*)	33,096
Actuarial (gains) losses from changes in experience adjustments (*)	568,564
Defined benefit plan obligation reductions	(666,538)
Balance as of December 31, 2020	3,706,545

Summary of Changes in Fair Value of Benefit Plan Assets

Changes in the fair value of the benefit plan assets are as follows:

Fair Value of Plan Assets	ThUS$
Balance as of January 1, 2019	(2,919,501)
Interest income	(251,095)
Return on plan assets, excluding interest	(268,916)
Foreign currency translation differences	112,309
Employer contributions	(121,088)
Benefit paid	(2,295)
Contributions paid	359,724
Balance as of December 31, 2019	(3,090,862)
Interest income	(174,136)
Return on plan assets, excluding interest	(97,592)
Foreign currency translation differences	695,254
Employer contributions	(133,195)
Benefits paid	(778)
Contributions paid	284,308
Transfer to Financial Debt	(176,759)
Defined benefit plan obligation reductions	596,679
Balance as of December 31, 2020	(2,097,081)

Summary of Main Categories of Benefit Plan Assets

e) The main categories of benefit plan assets are as follows:

	12-31-2020		12-31-2019
Category of Plan Assets	ThUS$	%	ThUS$	%
Equity instruments (variable income)	206,176	9.83%	321,268	10.39%
Fixed-income assets	1,774,894	84.64%	2,557,928	82.76%
Real estate investments	62,392	2.98%	121,194	3.92%
Other	53,619	2.56%	90,472	2.93%
Total	2,097,081	100%	3,090,862	100%

Summary of Assets Affected by Plans and Invested in Shares, Leases and Real Estate Owned

The following table sets forth the assets affected by the plans and invested in shares, leases and real estate owned by the Group.

	12-31-2020	12-31-2019
	ThUS$	ThUS$
Real Estate	20,522	28,776
Total	20,522	28,776

Summary of Reconciliation of Asset Ceiling

Reconciliation of asset ceiling:

Reconciliation of Asset Ceiling	ThUS$
Balance as of January 1, 2019	21,463
Interest on assets not recognized	2,016
Other changes in assets not recognized due to asset limit	27,679
Foreign currency translation differences	(1,378)
Balance as of December 31, 2019	49,780
Interest on assets not recognized	2,936
Other changes in assets not recognized due to asset limit	(26,886)
Foreign currency translation differences	(11,077)
Total asset ceiling as of December 31, 2020	14,753

Summary of Assumptions Used in Actuarial Calculation of Defined Benefit Plans

As of December 31, 2020 and 2019, the following assumptions were used in the actuarial calculation of defined benefit plans:

	Chile		Brazil		Colombia		Argentina		Peru
	12-31-2020	12-31-2019	12-31-2020	12-31-2019	12-31-2020	12-31-2019	12-31-2020	12-31-2019	12-31-2020	12-31-2019
Discount rates used	2.55%	3.40%	4,88% - 7,95%	6,13% - 7,38%	5.74%	5,81%- 5,85%	49,36% - 54,46%	49.42%	3.50%	4.30%
Expected rate of salary increases	3.80%	3.80%	4,52% - 5,04%	5.04%	4.85%	4.90%	37.68% - 42.25%	42.30%	4.00%	4.00%
Mortality tables	CB-H-2014 y RV-M-2014	CB-H-2014 y RV-M-2014	AT 2000	AT 2000	RV 2008	RV 2008	CB-H-2014 y RV-M-2014	CB-H-2014 y RV-M-2014	SPP-S-2017	CB-H-2014 y RV-M-2014
Turnover rate	7.25%	8.02%	5.19%	5.63%	0.46%	0.45%	1.26%	1.28%	5.20%	5.02%

Summary of Expected Outflows for Benefits for Next Ten Years

The Group’s obligations have a weighted average length of 9.72 years, and the outflows of benefits for the next 10 years and more is expected to be as follows:

Years	ThUS$
1	295,800
2	282,531
3	277,690
4	272,007
5	264,229
Over 5 to 10	1,229,740